7. PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2014
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

The following table summarizes property and equipment and related accumulated depreciation:

	September 30, 2014	December 31, 2013
	(unaudited)	(audited)

Land	$12,340	$12,340
Buildings and Equipment	448,664	440,413
Leasehold improvements	45,000	-
Property and Equipment , gross	506,004	452,753
Less: Accumulated Depreciation	(16,097)	-
Property and Equipment, net	$489,907	$452,753